INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
The components of the provision for income taxes for the years ended December 31, 2021, 2020 and 2019 consisted of the following:

	Years Ended December 31,
	2021	2020	2019
Current tax provision
Federal	$—	$36	$—
State	1	1	1

Total current tax provision	1	37	1

Deferred tax provision
Federal	1	(492)	43
State	2	(571)	107

Total deferred tax provision	3	(1,063)	150

Total income tax provision (benefit)	$4	$(1,026)	$151

The reconciliation of taxes at the federal statutory rate to the provision for income taxes for the years ended December 31, 2021, 2020 and 2019 was as follows:

	Years Ended December 31,
	2021	2020	2019
Tax at statutory federal rate	$(144,848)	$(78,098)	$(18,586)
State tax, net of federal benefit	(21,212)	(14,052)	(4,649)
Stock-based compensation	22,825	(7,652)	556
Section 162(m) limitation	2,009	1,834	—
Research and development credits, net of uncertain tax position	(12,558)	(14,945)	(5,915)
Warrant revaluation	(641)	(2,824)	—
SEC Settlement	26,250	—	—
Other	(438)	408	915
Change in valuation allowance	128,617	114,303	27,830

Total income tax provision (benefit)	$4	$(1,026)	$151

Schedule of Deferred Tax Assets and Liabilities
Deferred tax assets and liabilities as of December 31, 2021 and 2020 consisted of the following:

	As of December 31,
	2021	2020
Deferred tax assets:
Federal and state income tax credits	$33,837	$21,279
Net operating loss carryforward	245,014	132,471
Start-up costs capitalized	1,454	1,490
Stock-based compensation	12,645	8,260
Finance lease liability	680	3,718
Property, plant and equipment, net	—	4,069
Accrued expenses and other	802	—

Total deferred tax assets	294,432	171,287
Valuation allowance	(291,222)	(162,496)

Deferred tax assets, net of valuation allowance	3,210	8,791
Deferred tax liabilities:
Intangible assets	(2,116)	(1,020)
Finance lease asset	(666)	(7,786)
Property, plant and equipment, net	(439)	—
Accrued expenses and other	—	7

Total deferred tax liabilities	(3,221)	(8,799)

Deferred tax liabilities, net	$(11)	$(8)

Summary of Income Tax Contingencies
The following table reflect changes in the unrecognized tax benefits:

	Years Ended December 31,
	2021	2020	2019
Gross amount of unrecognized tax benefits as of the beginning of the year	$7,392	$432	$140
Additions based on tax positions related to the current year	4,269	5,622	292
Additions based on tax position from prior years	—	1,338	—

Gross amount of unrecognized tax benefits as of the end of the year	$11,661	$7,392	$432